Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.1616	$ 0.1608
Expected forfeiture rate (post-vesting)	5.86%	10.85%
Expected volatility	51.70%	40.57%
Excepted term (in years)	7 years 8 months 1 day	8 years 8 months 15 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.9302%	1.4658%